As filed with the United States Securities and Exchange Commission on February 5, 2010

1933 Act Registration No. 033-39519
1940 Act Registration No. 811-05686
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __
Post-Effective Amendment No. 42	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 46	[X]

(Check appropriate box or boxes.)

AIM INVESTMENT SECURITIES FUNDS
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 100, Houston, TX 77046
   (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code(713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX    77046
(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 12, 2010 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

[X]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 42, Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate February 12, 2010 as the new effective date for Post-Effective Amendment No. 40, Amendment No. 44 filed pursuant to Rule 485(a)(2) under the Securities Act on November 25, 2009. This Post-Effective Amendment No. 42 neither amends nor supersedes any information contained in Post-Effective Amendment No. 40, Amendment No. 44.

Contents of Registration Statement

Prospectuses – Invesco High Yield Securities Fund, Van Kampen Core Plus Fixed Income Fund, Van Kampen Corporate Bond Fund, Van Kampen Government Securities Fund, Van Kampen High Yield Fund and Van Kampen Limited Duration Fund - incorporated by reference to Post-Effective Amendment No. 40, Amendment No. 44 to the Registrant's Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066181.

Statement of Additional Information - Invesco High Yield Securities Fund, Van Kampen Core Plus Fixed Income Fund, Van Kampen Corporate Bond Fund, Van Kampen Government Securities Fund, Van Kampen High Yield Fund and Van Kampen Limited Duration Fund- incorporated by reference to Post-Effective Amendment No. 40, Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066181.

Part C - filed herewith

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 40, Amendment No. 44 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 25, 2009 to February 12, 2010.

PART C
OTHER INFORMATION

Item 28.		Exhibits

a (1)	-	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(27)

	-	(b) Amendment No. 1, dated May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(c) Amendment No. 2, dated July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(d) Amendment No. 3, dated July 12, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(e) Amendment No. 4, dated April 30, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(33)

	-	(f) Amendment No. 5, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(33)

	-	(g) Amendment No. 6, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(33)

	-	(h) Amendment No. 7, dated October 28, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant.(35)

	-	(i) Amendment No. 8, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant.(36)

	-	(j) Amendment No. 9, dated December 3, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant.(37)

b (1)	-	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(27)

	-	(b) Amendment No. 1, dated August 1, 2006, to Amended and Restated Bylaws of Registrant.(28)

	-	(c) Amendment No. 2, dated March 23, 2007, to Amended and Restated Bylaws of Registrant.(30)

	-	(d) Amendment No. 3, dated January 1, 2008, to Amended and Restated Bylaws of Registrant.(31)

c	-
Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

d (1)	-	(a) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc.(10)

	-	(b) Amendment No. 1, dated December 28, 2001, to the Master Investment Advisory Agreement.(13)

	-	(c) Amendment No. 2, dated August 29, 2002, to the Master Investment Advisory Agreement.(18)

	-	(d) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement.(18)

	-	(e) Amendment No. 4, dated October 29, 2003, to the Master Investment Advisory Agreement.(21)

	-	(f) Amendment No. 5, dated July 1, 2004, to the Master Investment Advisory Agreement.(23)

	-	(g) Amendment No. 6, dated April 29, 2005, to the Master Investment Advisory Agreement.(26)

	-	(h) Amendment No. 7, dated July 1, 2007, to the Master Investment Advisory Agreement.(30)

	-	(i) Amendment No. 8, dated April 30, 2008, to the Master Investment Advisory Agreement.(33)

	-	(j) Amendment No. 9, dated March 4, 2009, to the Master Investment Advisory Agreement.(35)

	-	(k) Form of Amendment No. [ ], dated [ ], to the Master Investment Advisory Agreement.(36)

(2)	-
(a)     Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management, Inc.(33)

-
(b)       Form of Amendment No. [    ], dated [        ], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.*

(3)	-	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.*

e (1)	-
(a)      First Restated Master Distribution Agreement, dated August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(29)

	-	(b) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(30)

	-	(c) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(30)

	-	(d) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(30)

	-	(e) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(30)

	-	(f) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(30)

	-	(g) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(30)

	-	(h) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(31)

	-	(i) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(33)

	-	(j) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(33)

	-	(k) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(33)

	-	(l) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(33)

	-	(m) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(34)

	-	(n) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares).(35)

	-	(o) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares). (35)

	-	(p) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares). (35)

	-	(q) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares). (35)

	-	(r) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares). (35)

	-	(s) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement, (all Classes of Shares except Class B shares).*

(2)	-
(a)      First Restated Master Distribution Agreement, dated August 18, 2003, as subsequently amended, and as restated September 20, 2006, between Registrant (Class B shares) and A I M  Distributors, Inc.(29)

	-	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement (Class B shares).(30)

	-	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement (Class B shares).(30)

	-	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement (Class B shares).(30)

	-	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement (Class B shares).(30)

	-	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement (Class B shares).(33)

	-	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement (Class B shares).(33)

	-	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement (Class B shares).(33)

	-	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement (Class B shares). (35)

	-	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement (Class B shares). (35)

	-	(k) Amendment No. 10, dated November 4, 2009, to the First Restated Master Distribution Agreement (Class B shares). (35)

	-	(i) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement (Class B shares).*

(3)	-	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (35)

(4)	-	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(35)

f (1)	-	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008. (35)

(2)	-	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008. (35)

g (1)	-	(a) Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York.(3)

-
(b)      Amendment, dated May 17, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York.(3)

-
(c)      Assignment and Acceptance of Assignment of Custody Agreement, dated October 15, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio).(3)

	-	(d) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York.(10)

	-	(e) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York.(10)

	-	(f) Amendment No. 2, dated May 31, 2005, to the Second Amended and Restated Custody Agreement between Registrant and the Bank of New York.(30)

	-	(g) Agreement with JPMorgan Chase Bank, N.A., dated June 20, 2005, between Registrant, JPMorgan Chase Bank, N.A., Bank of New York and AIM Investment Services, Inc.(27)

(2)	-
(a)      Master Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(10)

-
(b)      Amendment, dated May 1, 2000, to Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(10)

-
(c)      Amendment, dated June 29, 2001, to the Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(12)

-
(d)      Amendment dated April 2, 2002, to the Master Custodian Contract between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(15)

-
(e)      Amendment, dated September 8, 2004, to the Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(23)

-
(f)      Amendment, dated February 8, 2006, to the Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(28)

-
(g)      Amendment, dated January 31, 2007, to the Master Custodian Contract between Registrant (on behalf of AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company.(30)

	-	(h) Form of Amendment to Master Custodian Contract, dated [ ], between Registrant and State Street Bank and Trust Company.*

(3)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(30)

h (1)	-	(a) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)

	-	(b) Amendment No. 1, dated July 1, 2007, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(30)

-
(c)      Amendment No. 2, dated October 3, 2008, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc. (formerly AIM Investment Services, Inc.)(34)

-
(d)      Amendment No. 3, dated July 1, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc. (formerly AIM Investment Services, Inc.)(35)

	-	(e) Form of Amendment No. [ ], dated [ ], to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc.*

(2)	-	(a) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(b) Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc. (33)

-
(c)      Form of Amendment No.[   ], dated [   ], to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.*

(3)	-	Fourth Amended and Restated Memorandum of Agreement, dated May 29, 2009, regarding securities lending, between Registrant, with respect to all Funds, and Invesco Aim Advisors, Inc.(35)

(4)	-	Memorandum of Agreement, dated as of July 4, 2009, regarding expense limitations, between Registrant (on behalf of AIM Core Bond Fund and AIM Short Term Bond Fund) and Invesco Aim Advisors, Inc.(35)

(5)	-	Memorandum of Agreement, dated July 1, 2009, regarding advisory fee waivers, between Registrant and Invesco Aim Advisors, Inc.(35)

(6)	-	Memorandum of Agreement, dated July 1, 2009, regarding 12b-1 fee waivers, between Registrant (on behalf of AIM Short Term Bond Fund) and Invesco Aim Distributors, Inc.(35)

(7)	-	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and AIM Advisors, Inc.(29)

(8)	-	Expense Reimbursement Agreement Related to DST Transfer Agent System Conversion dated June 30, 2003.(22)

i	-	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.*

j	-	Other Opinions - None

k	-	Financial Statements - None.

l (1)	-	Initial Capitalization Agreement for Registrant’s AIM Total Return Bond Fund.(13)

(2)	-	Initial Capitalization Agreement for Registrant’s AIM Short Term Bond Fund.(17)

(3)	-	Initial Capitalization Agreement for Registrant’s AIM Global Real Estate Fund(31)

(4)	-	Form of Initial Capitalization Agreement for Registrant's AIM Dynamics Fund.(31)

(5)	-	Initial Capitalization Agreement, dated October 2, 2008, for Class Y shares of Registrant.(35)

(6)	-	Form of Agreement Concerning Initial Capitalization of Registrant’s [Fund Names] dated [ ].*

m (1)	-	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(29)

	-	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class A shares).(30)

	-	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class A shares).(30)

	-	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan (Class A shares).(30)

	-	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan (Class A shares).(30)

	-	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares).(33)

	-	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares).(33)

	-	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares).(33)

	-	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares).(35)

	-	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares).(35)

	-	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares).(35)

	-	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares).35)

(2)	-	(a) Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (AIM Cash Reserve Shares) and A I M Distributors, Inc.(20)

	-	(b) Amendment No. 1, dated July 1, 2009, to the Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (AIM Cash Reserve Shares) and A I M Distributors, Inc.(35)

(3)	-	(a) Form of Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares) (Reimbursement) for certain AIM and Invesco Van Kampen Funds.*

	-	(b) Form of Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement).*

(4)	-	Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (AIM Cash Reserve Shares) and A I M Distributors, Inc.(20)

(5)	-	(a) Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (Class A3 shares) and A I M Distributors, Inc.(20)

	-	(b) Amendment No. 1, dated July 1, 2005, to the Amended and Restated Master Distribution Plan (Class A3 shares).(28)

(6)	-
(a)      First Restated Master Distribution Plan, effective August 18, 2003, as subsequently amended, and as restated September 20, 2006 by and between Registrant (Class B shares) (Securitization Feature) and A I M Distributors, Inc.(29)

	-	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(30)

	-	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(30)

	-	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(30)

	-	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(30)

	-	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(33)

	-	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(33)

	-	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(33)

	-	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(35)

	-	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(35)

	-	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(35)

	-	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature).(35)

(7)	-	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(29)

	-	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class C shares).(30)

	-	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class C shares).(30)

	-	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan (Class C shares).(30)

	-	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan (Class C shares).(30)

	-	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class C shares).(33)

	-	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class C shares).(33)

	-	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class C shares).(33)

	-	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class C shares).(35)

	-	(j) Amendment No. 9, dated June 6, 2009, to the First Restated Master Distribution Plan (Class C shares). (35)

	-	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class C shares). (35)

	-	(l) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class C shares). (35)

(8)	-
(a)      First Restated Master Distribution Plan, effective August 18, 2003,  as subsequently amended, and as restated September 20, 2006, by and  between Registrant (Class R shares) and A I M Distributors, Inc.(29)

	-	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class R shares).(30)

	-	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class R shares).(30)

	-	(d) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan (Class R shares).(33)

	-	(e) Amendment No. 4 dated May 29, 2009, to the First Restated Master Distribution Plan (Class R shares).(35)

	-	(f) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan (Class R shares). (35)

	-	(g) Amendment No. 6, dated July 1, 2009, to the First Restated Master Distribution Plan (Class R shares). (35)

	-	(h) Amendment No. 7, dated November 4, 2009, to the First Restated Master Distribution Plan (Class R shares). (35)

(9)	-	(a) First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares).(29)

	-	(b) Amendment No. 1, dated April 30, 2008, to the First Restated Master Distribution Plan (Reimbursement) (Investor Class shares).(33)

(10)	-	Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(33)

(11)	-	Master Related Agreement to Amended and Restated Master Distribution Plan (AIM Cash Reserve Shares).(19)

(12)	-	Master Related Agreement to Amended and Restated Master Distribution Plan (Class A3 shares).(26)

(13)	-	Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(33)

(14)	-	Master Related Agreement to First Restated Master Distribution Plan (Class R shares).(33)

(15)	-	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares).(33)

n (1)	-	(a) Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective September 25, 2009.(35)

	-	(b) Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ].*

o	-	Reserved.

p (1)	-
Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group Inc., and any of its subsidiaries.(35)

(2)	-
INVESCO Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(35)

(3)	-	Code of Ethics, revised 2008, relating to Invesco Asset Management Limited.(35)

(4)	-	INVESCO Asset Management (Japan) Limited Code of Ethics on behalf of AIM Japan Fund.(31)

(5)	-	Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.(35)

(6)	-
Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(35)

(7)	-	Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(35)

(8)	-	Invesco Ltd. Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(35)

(9)	-	Morgan Stanley Investment Management Code of Ethics.*

q (1)	-	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.(38)

q (2)	-	Power of Attorney for Mr. Frischling.(38)
-

(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15) (16) (17) (18) (19) (20) (21) (22) (23) (24) (25) (26) (27) (28) (29) (30) (31) (32) (33) (34) (35) (36) (37) (38) *
Incorporated herein by reference to Post-Effective Amendment No. 5 filed electronically on November 20, 1994.
Incorporated herein by reference to Post-Effective Amendment No. 6 filed electronically on November 17, 1995.
Incorporated herein by reference to Post-Effective Amendment No. 7 filed electronically on November 21, 1996.
Incorporated herein by reference to Post-Effective Amendment No. 8 filed electronically on November 21, 1997.
Incorporated herein by reference to Post-Effective Amendment No. 9 filed electronically on July 10, 1998.
Incorporated herein by reference to Post-Effective Amendment No. 10 filed electronically on November 18, 1998.
Incorporated herein by reference to Post-Effective Amendment No. 11 filed electronically on October 14, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 12 filed electronically on March 10, 2000.
Incorporated herein by reference to Post-Effective Amendment No. 13 filed electronically on May 25, 2000.
Incorporated herein by reference to Post-Effective Amendment No. 14 filed electronically on November 15, 2000.
Incorporated herein by reference to Post-Effective Amendment No. 15 filed electronically on October 12, 2001.
Incorporated herein by reference to Post-Effective Amendment No. 16 filed electronically on November 8, 2001.
Incorporated herein by reference to Post-Effective Amendment No. 17 filed electronically on December 21, 2001.
Incorporated herein by reference to Post-Effective Amendment No. 18 filed electronically on May 22, 2002.
Incorporated herein by reference to Post-Effective Amendment No. 19 filed electronically on June 13, 2002.
Incorporated herein by reference to Post-Effective Amendment No. 20 filed electronically on August 28, 2002.
Incorporated herein by reference to Post-Effective Amendment No. 21 filed electronically on November 20, 2002.
Incorporated herein by reference to Post-Effective Amendment No. 22 filed electronically on July 7, 2003.
Incorporated herein by reference to Post-Effective Amendment No. 23 filed electronically on August 28, 2003.
Incorporated herein by reference to Post-Effective Amendment No. 24 filed electronically on October 28, 2003.
Incorporated herein by reference to Post-Effective Amendment No. 25 filed electronically on March 1, 2004.
Incorporated herein by reference to Post-Effective Amendment No. 26 filed electronically on April 30, 2004.
Incorporated herein by reference to Post-Effective Amendment No. 27 filed electronically on November 19, 2004.
Incorporated herein by reference to Post-Effective Amendment No. 28 filed electronically on February 11, 2005.
Incorporated herein by reference to Post-Effective Amendment No. 29 filed electronically on April 26, 2005.
Incorporated herein by reference to Post-Effective Amendment No. 30 filed electronically on August 24, 2005.
Incorporated herein by reference to Post-Effective Amendment No. 31 filed electronically on October 20, 2005.
Incorporated herein by reference to Post Effective Amendment No. 32, filed electronically on September 14, 2006.
Incorporated herein by reference to Post-Effective Amendment No. 33 filed electronically on November 16, 2006.
Incorporated herein by reference to Post-Effective Amendment No. 34 filed electronically on November 14, 2007.
Incorporated herein by reference to Post-Effective Amendment No. 35 filed electronically on February 20, 2008.
Incorporated herein by reference to Post Effective Amendment No. 36 filed electronically on April 29, 2008.
Incorporated herein by reference to Post Effective Amendment No. 37 filed electronically on September 22, 2008.
Incorporated herein by reference to Post Effective Amendment No. 38 filed electronically on November 18, 2008.
Incorporated herein by reference to Post Effective Amendment No. 39 filed electronically on November 19, 2009.
Incorporated herein by reference to Post Effective Amendment No. 40 filed electronically on November 25, 2009.
Incorporated herein by reference to Post Effective Amendment No. 41 filed electronically on December 11, 2009.
Filed herewith electronically.
 To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control With the Fund

None.

Item 30.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference.  See Item 28(a) and (b) above.  Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, and certain other domestic insurers with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.  Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant.  No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Effective May 1, 2008, Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connection of the Investment Advisor

The only employment of a substantial nature of the Adviser’s directors and officers is with the Invesco Advisers and its affiliated companies.  For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference.  Reference is also made to the caption “Fund Management – The Advisers” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statements of Additional Information which comprise Part B of the Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)
Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust
AIM Equity Funds
AIM Funds Group
AIM Growth Series
AIM International Mutual Funds
AIM Investment Funds
AIM Sector Funds
AIM Tax-Exempt Funds
AIM Treasurer’s Series Trust
AIM Variable Insurance Funds
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Philip A. Taylor	Director	Trustee, President & Principal Executive Officer

Gary K. Wendler	Director & Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Chief Legal Officer & Secretary

John S. Cooper	President	None

William Hoppe Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

David A. Hartley	Treasurer & Chief Financial Officer	None

Lisa O. Brinkley	Chief Compliance Officer	Vice President

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodians, The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, with respect to all Series Portfolios of Registrant except AIM Limited Maturity Treasury Fund, AIM Money Market Fund and AIM Municipal Bond Fund  and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Ltd.
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong

Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036

Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of February, 2010.

Registrant: AIM INVESTMENTS SECURITIES FUNDS

By:/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 5, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 5, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 5, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 5, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 5, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 5, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 5, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 5, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	February 5, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 5, 2010

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 5, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	February 5, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 5, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 5, 2010

*By/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*Philip A. Taylor, pursuant to powers of attorney dated January 21, 2010, filed herewith.

INDEX

Exhibit Number	Description

q(1)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.

q(2)	Power of Attorney for Mr. Frischling.